Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Entity Registrant Name	RESPECT YOUR UNIVERSE, INC.
Entity Central Index Key	0001472601
Entity Filer Category	Smaller Reporting Company